Bank Borrowings - Schedule of Bank Borrowing (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Bank Borrowing [Line Items]
Bank borrowing, Term loan	$ 434,746	$ 83,552
Representing:-
Bank borrowing within 12 months	143,850	46,983
Bank borrowing over 1 year	290,896	36,569
Bank borrowing	$ 434,746	$ 83,552
Financial Institution [Member]
Schedule of Bank Borrowing [Line Items]
Term of repayments, Term loan	5 years
Minimum [Member]
Schedule of Bank Borrowing [Line Items]
Annual interest rate, Term loan	4.35%
Maximum [Member]
Schedule of Bank Borrowing [Line Items]
Annual interest rate, Term loan	7.75%